Annual Fund Operating Expenses - Janus Henderson Short Duration Income ETF	May 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Janus Henderson Short Duration Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	0.25%	[2]
Fee Waiver or Reimbursement	0.02%	[3],[4]
Net Expenses (as a percentage of Assets)	0.23%	[3],[4]

[1]	Acquired Fund Fees and Expenses are indirect expenses the Fund incurs from investing in other investment companies. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Total Annual Fund Operating Expenses restated to reflect current fees, effective May 1, 2026.
[3]	The Adviser has contractually agreed to waive and/or reimburse a portion of its Management Fee in an amount equal to the management fee it earns as an investment adviser to the affiliated Australian Listed Investment Trust (“Affiliated Australian Listed Trust”) with respect to the Fund’s investment in the Affiliated Australian Listed Trust, less certain operating expenses. The fee waiver agreement will remain in effect at least until February 28, 2028. The fee waiver agreement may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[4]	The Adviser has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.23% at least until February 28, 2027. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.